Offerings - Offering: 1	Sep. 28, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Equity
Amount Registered | shares	3,000,000
Proposed Maximum Offering Price per Unit	0.10
Maximum Aggregate Offering Price	$ 300,000.00
Amount of Registration Fee	$ 41.43
Offering Note	(1) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457 under the Securities Act. (2) Being sold in a Direct Public Offering.